Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Silo Pharma, Inc. (formerly Uppercut Brands, Inc.) (the “Company”) was incorporated in the State of New York on July 13, 2010. On January 24, 2013, the Company changed its state of incorporation from New York to Delaware. On September 29, 2018, the Company entered into an Asset Purchase Agreement (“APA”) with Blind Faith Concepts Holdings, Inc. a Nevada corporation (the “Seller”) whereby the Company completed the acquisition of 100% of the assets of “NFID” from the Seller. The Company is developing NFID as an exclusive brand of apparel consisting initially of sweatshirts, hoodies, pants, t-shirts, jackets and hats.

On October 4, 2013, the Company filed a Form N-54A and elected to become a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Company previously elected to be treated for federal income tax purpose as a regulated investment company, or (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). Through September 29, 2018, the Company met the definition of an investment company in accordance with the guidance under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. On September 29, 2018, the Company filed Form N-54C, Notification of Withdrawal of election to be Subject to Section 55 through 65 of the Investment Company Act of 1940, whereas the Company has changed the nature of its business so as to cease to be a business development company (See Note 2 – Basis of Presentation). Additionally, since 2017, the Company is subject to income taxes at corporate tax rates.

On May 21, 2019, the Company had amended its articles of incorporation with the State of Delaware to change the Company’s name to Uppercut Brands, Inc. On September 24, 2020, the Company amended its articles of incorporation with the State of Delaware to change the Company’s name to Silo Pharma, Inc.

On April 8, 2020, the Company incorporated a new wholly owned subsidiary, Silo Pharma Inc., in the State of Florida. The Company has also secured the domain name www.silopharma.com. In July 2020, through the Company’s newly formed subsidiary, the Company entered into a commercial evaluation license and option agreement with a university (see Note 9). Recently, management has been exploring opportunities to expand the Company’s business by seeking to acquire and/or develop intellectual property or technology rights from leading universities and researchers to treat rare diseases, including the use of psychedelic drugs, such as psilocybin, and the potential benefits they may have in certain cases involving depression, mental health issues and neurological disorders. The new subsidiary had no operations during the nine months ended September 30, 2020.

NOTE 1 – ORGANIZATION AND BUSINESS

Uppercut Brands, Inc. (formerly Point Capital, Inc.) (the "Company") was incorporated in the State of New York on July 13, 2010. On January 24, 2013, the Company changed its state of incorporation from New York to Delaware. On September 29, 2018, the Company entered into an Asset Purchase Agreement ("APA") with Blind Faith Concepts Holdings, Inc. a Nevada corporation (the "Seller") whereby the Company completed the acquisition of 100% of the assets of "NFID" from the Seller. The Company is developing NFID as an exclusive brand of apparel consisting initially of sweatshirts, hoodies, pants, t-shirts, jackets and hats.

On October 4, 2013, the Company filed a Form N-54A and elected to become a business development company ("BDC") under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Company previously elected to be treated for federal income tax purpose as a regulated investment company, or ("RIC"), under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). At March 31, 2017, the Company determined that it failed the RIC diversification test since one of the Company's investments accounted for approximately 78% of the Company's total assets. The Company did not cure its failure to retain its status as a RIC and the Company will not seek to obtain RIC status again. Accordingly, the Company is subject to income taxes at corporate tax rates.

Through September 29, 2018, the Company met the definition of an investment company in accordance with the guidance under Accounting Standards Codification Topic 946 "Financial Services – Investment Companies". On September 29, 2018, the Company filed Form N-54C, Notification of Withdrawal of election to be Subject to Section 55 through 65 of the Investment Company Act of 1940, whereas the Company has changed the nature of its business so as to cease to be a business development company (See Note 2 – Basis of Presentation). As a BDC, the Company's investment activities were managed by Eric Weisblum, the Company's Chief Executive Officer.

On May 21, 2019, the Company amended its articles of incorporation with the State of Delaware to change the Company's name to Uppercut Brands, Inc.